Inventories	6 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES
6.	INVENTORIES

Inventories consisted of the following:

	December 31, 2020	June 30, 2020
	(unaudited)
Merchant products	$1,000,837	$968,642
Raw materials	40,796	18,542
Packaging and other supplies	391,000	376,394
Other products	43,291	40,004
	1,475,924	1,403,582
Less: inventory write-down	-	-
Total inventories	$1,475,924	$1,403,582